Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	$ (6,229)	$ (8,740)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	5	0
Net Amounts Presented in our Balance Sheets	(6,224)	(8,740)
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	82,116	33,636
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(1,793)	(595)
Net Amounts Presented in our Balance Sheets	80,323	33,041
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(11,078)	(574)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	3,820	0
Net Amounts Presented in our Balance Sheets	$ (7,258)	(574)
Natural Gas Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		152
Derivative Asset, Gross Amounts Offset in the Balance Sheets		(123)
Net Amounts Presented in our Balance Sheets		$ 29